UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc.
--------------------------------------------------------------
(Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq.
210 University Boulevard, Suite 800, Denver, Colorado 80206
--------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus Founders Balanced Fund
March 31, 2008 (Unaudited)

Common Stocks--60.7%	Shares	Value ($)

Advertising--.7%
Omnicom Group	6,924	305,902
Air Freight & Logistics--.5%
FedEx	2,369	219,535
Apparel Retail--1.5%
Gap	35,386	696,396
Apparel, Accessories & Luxury Goods--.5%
Coach	7,366 a	222,085
Asset Management & Custody Banks--1.2%
Janus Capital Group	11,023	256,505
State Street	3,764	297,356
		553,861
Automotive Retail--.5%
Advance Auto Parts	6,671	227,147
Biotechnology--2.4%
Amylin Pharmaceuticals	5,881 a	171,784
Genentech	5,883 a	477,582
Gilead Sciences	9,583 a	493,812
		1,143,178
Broadcasting & Cable TV--.3%
Discovery Holding, Cl. A	7,280 a	154,482
Communications Equipment--3.6%
Cisco Systems	24,154 a	581,870
Corning	12,172	292,615
Juniper Networks	9,055 a	226,375
Nokia, ADR	8,554	272,274
QUALCOMM	7,352	301,432
		1,674,566
Computer & Electronics Retail--.3%
Best Buy	2,858	118,493
Computer Hardware--1.3%
Apple	4,195 a	601,982
Computer Storage & Peripherals--.8%
EMC	24,761 a	355,073
Construction, Farm Machinery & Heavy Trucks--.5%
Deere & Co.	2,818	226,680
Data Processing & Outsourced Services--.1%
Visa, Cl. A	860	53,630
Department Stores--.4%
Nordstrom	5,243	170,922
Diversified Metals & Mining--.6%
Freeport-McMoRan Copper & Gold	3,080	296,358
Educational Services--.7%
DeVry	7,430	310,871
Electronic Equipment Manufacturers--1.2%
Agilent Technologies	19,668 a	586,696
Environmental & Facilities Services--1.1%
Waste Management	15,196	509,978
Fertilizers & Agricultural Chemicals--1.0%
Monsanto	2,238	249,537
Potash of Saskatchewan	1,331	206,585
		456,122
Food Retail--1.1%

Whole Foods Market	15,628	515,255
Health Care Equipment--.4%
Medtronic	3,524	170,456
Home Entertainment Software--1.6%
Electronic Arts	15,068 a	752,195
Home Improvement Retail--.6%
Home Depot	10,160	284,175
Household Products--1.3%
Colgate-Palmolive	4,031	314,055
Procter & Gamble	4,309	301,932
		615,987
Hypermarkets & Super Centers--1.9%
Wal-Mart Stores	17,382	915,684
Industrial Conglomerates--1.2%
General Electric	15,355	568,289
Industrial Machinery--.5%
Dover	5,692	237,812
Integrated Oil & Gas--2.6%
Chevron	4,030	344,001
Exxon Mobil	10,604	896,886
		1,240,887
Integrated Telecommunication--1.0%
Verizon Communications	13,201	481,176
Internet Retail--1.2%
Amazon.com	2,754 a	196,360
eBay	5,384 a	160,659
Expedia	10,489 a	229,604
		586,623
Internet Software & Services--1.5%
Akamai Technologies	9,414 a	265,098
Google, Cl. A	1,000 a	440,470
		705,568
Investment Banking & Brokerage--1.4%
Charles Schwab	28,493	536,523
Goldman Sachs Group	752	124,373
		660,896
IT Consulting & Services--.5%
Accenture, Cl. A	7,017	246,788
Leisure Facilities--.5%
Royal Caribbean Cruises	6,641	218,489
Life & Health Insurance--1.1%
Unum Group	23,297	512,767
Life Sciences Tools & Services--2.4%
Pharmaceutical Product Development	11,862	497,018
Thermo Fisher Scientific	11,160 a	634,334
		1,131,352
Movies & Entertainment--.5%
Walt Disney	7,564	237,358
Multi-line Insurance--.8%
Assurant	6,064	369,055
Oil & Gas Equipment & Services--1.1%
Halliburton	11,230	441,676
Schlumberger	1,108	96,396
		538,072
Oil & Gas Exploration & Production--.7%
Ultra Petroleum	4,543 a	352,083
Oil & Gas Refining & Marketing--.3%
Sunoco	2,661	139,623
Packaged Foods & Meats--1.5%

Dean Foods	13,471	270,632
Kraft Foods, Cl. A	13,586	421,302
		691,934
Personal Products--2.1%
Avon Products	17,883	707,094
Estee Lauder, Cl. A	6,026	276,292
		983,386
Pharmaceuticals--2.8%
Allergan	6,024	339,693
Johnson & Johnson	4,056	263,113
Merck & Co.	10,014	380,031
Wyeth	7,968	332,744
		1,315,581
Railroads--.5%
Union Pacific	1,785	223,803
Restaurants--.4%
Starbucks	11,761 a	205,818
Semiconductor Equipment--1.4%
Altera	8,077	148,859
KLA-Tencor	4,715	174,927
MEMC Electronic Materials	4,527 a	320,964
		644,750
Semiconductors--2.2%
Intel	21,481	454,968
Marvell Technology Group	14,817 a	161,209
NVIDIA	10,425 a	206,311
Texas Instruments	7,837	221,552
		1,044,040
Steel--.6%
Allegheny Technologies	3,715	265,102
Systems Software--4.6%
Adobe Systems	7,326 a	260,732
CA	6,690	150,525
Microsoft	52,127	1,479,364
Oracle	16,226 a	317,381
		2,208,002
Tobacco--1.2%
Altria Group	7,661	170,074
Philip Morris International	7,661 a	387,493
		557,567
Total Common Stocks
(cost $27,716,379)		28,504,530

	Coupon	Maturity	Principal
Bonds and Notes--36.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.2%
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	100,000	110,419
Asset-Backed Ctfs./Auto Receivables--1.2%
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	110,750	109,289
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	20,000	20,265
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	20,000	19,392
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	89,652	88,117
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	18,552	18,396

Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	74,000	73,926
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	100,000	92,708
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	100,000	99,069
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	75,000	53,318
				574,480
Automotive Retail--.2%
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	100,000	91,113
Banking--3.1%
Bank of America,
Jr. Sub. Notes	8.00	12/29/49	85,000 b	85,102
BTM Curacao Holdings,
Bank Gtd. Notes	4.76	7/21/15	175,000 b,c	174,205
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	55,000	51,425
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes	5.51	12/29/49	100,000 b,c	83,542
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	100,000 b	98,537
Compass Bank,
Bonds	5.50	4/1/20	110,000	97,736
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	165,000	165,244
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	52,000 b	44,051
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	129,452
Glitnir Banki,
Sub. Notes	6.69	6/15/16	100,000 b,c	80,601
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	53,826
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	105,000	105,078
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	100,000 b,c	84,890
Washington Mutual,
Sub. Notes	8.25	4/1/10	110,000	95,700
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	85,000	79,193
				1,428,582

Brokerage--2.0%
Amvescap,
Sr. Unscd. Notes	5.38	12/15/14	25,000	24,619
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	35,000 b	23,314
Goldman Sachs Group,
Sr. Unscd. Notes	5.35	1/15/16	110,000	107,318
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	40,000	40,640
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	120,000	90,853
Lehman Brothers Holdings,
Sr. Notes	6.00	7/19/12	85,000	83,896
Merrill Lynch & Co.,

Sr. Unscd. Notes	4.79	8/4/10	165,000	164,476
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	132,849
Morgan Stanley,
Sr. Unscd. Notes	4.00	1/15/10	170,000	167,964
Morgan Stanley,
Notes	5.55	4/27/17	100,000	94,042
				929,971
Chemicals--.0%
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	15,463
Commercial Mortgage Pass-Through Ctfs.--2.7%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	95,000	93,537
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. AAB	5.43	1/12/45	225,000	221,261
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	25,000 c	24,189
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	70,000 c	65,039
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	55,000 c	49,872
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	45,000 c	42,032
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	175,000	171,434
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	3.52	3/6/20	45,000 b,c	42,160
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	4.13	3/6/20	25,000 b,c	19,876
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	85,000	82,089
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	95,000	97,422
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A4	5.62	7/12/34	215,000	215,061
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	70,000	69,597
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	30,000 b,c	16,700
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.10	8/15/39	70,000 b	71,670
				1,281,939
Construction--.3%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	20,000 c	19,956
Case New Holland,
Gtd. Notes	7.13	3/1/14	35,000	34,300
John Deere Capital,
Sr. Unscd. Notes	3.12	9/1/09	110,000 b	109,483
				163,739
Diversified Financial Services--1.1%
American Express Credit,

Sr. Unscd. Notes	3.12	11/9/09	40,000 b	39,147
Capital One Financial,
Sr. Unsub. Notes	3.27	9/10/09	105,000 b	95,130
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	110,000 c	69,693
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	200,000	207,824
SLM,
Sr. Unscd. Notes, Ser. A	4.00	1/15/09	110,000	99,047
				510,841
Electric - Integrated--1.4%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	25,710
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	50,000	48,530
Connecticut Light and Power,
First Mortgage Bonds, Ser. A	5.38	3/1/17	100,000	100,663
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	90,000	91,367
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	110,000	115,937
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	30,000	28,769
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	31,866
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	30,000	30,389
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	150,000	164,197
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	15,000	14,385
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	25,000	26,158
				677,971
Energy--.0%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	10,000	10,250
Entertainment--.3%
Time Warner,
Gtd. Notes	5.88	11/15/16	100,000	95,095
Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	51,417
				146,512
Environmental--.3%
Allied Waste North America,
Sr. Scd. Notes, Ser. B	5.75	2/15/11	20,000	19,550
Allied Waste North America,
Sr. Scd. Notes	6.38	4/15/11	20,000	19,675
Republic Services,
Sr. Unsub. Notes	6.75	8/15/11	80,000	87,008
Waste Management,
Gtd. Notes	7.38	5/15/29	25,000	26,713
				152,946
Finance--.1%
Cit Group,
Sr. Unscd. Notes	2.75	12/22/08	49,000 b	44,468
Food & Beverages--.0%
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,339

Gaming--.1%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	25,000	25,063
Health Care--.0%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	20,000	20,075
Health Industry Services--.1%
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	28,348
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	29,362
				57,710
Integrated Oil & Gas--.2%
PC Financial Partnership,
Gtd. Notes	5.00	11/15/14	115,000	112,275
Life Insurance--.4%
American International Group,
Sr. Unscd. Notes	5.38	10/18/11	50,000	50,712
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	115,000	113,019
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	40,737
				204,468
Media--.7%
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	40,000	41,305
Comcast,
Gtd. Notes	5.50	3/15/11	65,000	65,493
Comcast,
Gtd. Notes	6.30	11/15/17	50,000	50,606
News America Holdings,
Gtd. Debs.	7.70	10/30/25	50,000	54,783
News America,
Gtd. Notes	6.15	3/1/37	55,000	51,955
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	50,000	47,861
				312,003
Metals--.1%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	30,000 c	30,300
Municipal Obligations--.3%
City of New York,
GO, Ser. D	5.38	6/1/32	25,000 d	27,521
City of New York,
GO, Ser. J	5.50	6/1/21	10,000 d	11,217
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	15,000 e	16,552
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	10,000 e	11,035
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	10,000	11,045
Cypress-Fairbanks Independent
School District, GO
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	10,000 d	10,538
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Project)
(Insured; FSA)	5.00	9/1/20	10,000 d	10,698

Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue
(Insured; FSA)	5.00	7/1/31	15,000	16,324
Los Angeles Unified School
District, GO, Ser. A (Insured;
MBIA)	5.00	1/1/28	25,000	27,549
				142,479
Packaging & Containers--.2%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	50,000	49,780
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	29,956
Ball,
Gtd. Notes	6.88	12/15/12	15,000	15,262
				94,998
Pipelines--.1%
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	51,362
Railroads--.3%
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	53,820
Union Pacific,
Sr. Unscd. Notes	3.88	2/15/09	85,000	85,362
				139,182
Real Estate Investment Trusts--1.3%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	25,000	25,907
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	85,000	79,275
Duke Realty,
Sr. Notes	5.88	8/15/12	85,000	81,197
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	60,000	51,979
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	50,000	48,108
Federal Realty Investment Trust,
Notes	6.00	7/15/12	20,000	20,349
Federal Realty Investment Trust,
Notes	6.20	1/15/17	55,000	52,447
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	50,000	53,482
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	17,679
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	52,401
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	22,896
Simon Property,
Sr. Unscd. Notes	5.63	8/15/14	85,000	81,937
				587,657
Retailers--.1%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	25,000	26,152
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	15,000	15,713
Macys Retail Holdings,
Gtd. Notes	5.35	3/15/12	20,000	19,056

Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	10,000	8,888
				69,809
State/Territory Gen Oblg--.9%
California Department of Water
Resources, Power Supply Revenue	5.13	5/1/18	45,000 d	49,424
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	35,000	36,574
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.05	6/1/34	200,000 b	189,638
New York State Urban Development,
Personal Income Tax-Ser. C-1,
Revenue Bonds	5.00	3/15/33	30,000	32,827
New York State Urban Development,
Personal Income Tax-Ser. B,
Revenue Bonds	5.13	3/15/29	10,000 d	11,000
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	105,000	100,103
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	15,000 d	16,447
				436,013
Supermarkets--.0%
Delhaize Group,
Sr. Unsub Notes	6.50	6/15/17	15,000	15,490
Transport And Services--.2%
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	55,000 c	49,142
Erac USA Finance,
Gtd. Notes	7.00	10/15/37	50,000 c	41,104
				90,246
U.S. Government Agencies/Mortgage-Backed--13.5%
Federal Home Loan Mortgage Corp.:
5.50%			545,000 f	550,365
6.00%			1,345,000 f	1,379,256
6.00%, 9/1/37			928,123	952,752
Federal National Mortgage Association:
			f
6.50%			795,000	823,446
4.50%, 6/1/20			391,580	390,347
5.50%, 4/1/22 - 5/1/36			1,349,962	1,368,992
6.00%, 4/1/22 - 10/1/37			742,192	762,996
				6,228,154
U.S. Government Securities--4.3%
U.S. Treasury Bonds	4.50	2/15/36	1,020,000	1,053,708
U.S. Treasury Notes	3.88	10/31/12	115,000	122,250
U.S. Treasury Notes	4.75	8/15/17	540,000	597,459
U.S. Treasury Notes	4.88	4/30/11	30,000	32,686
U.S. Treasury Notes	5.13	6/30/08	232,000	234,139
				2,040,242
Wireless Telecommunication Services--.6%
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 b	108,313
KPN,
Sr. Unsub. Notes	8.00	10/1/10	15,000	16,106
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	36,000	35,100
Telefonica Emisiones,

Gtd. Notes	5.98	6/20/11	100,000	102,975
				262,494
Total Bonds and Notes
(cost $17,132,517)				17,069,053

Exchange Traded Funds -- 1.2%			Shares	Value ($)

iShares Russell 1000 Growth Index
Fund			2,362	128,587
Powershares QQQ			2,817	123,159
Standard & Poor's Depository
Receipts (Tr. Ser. 1)			2,323	306,566
(cost $599,070)				558,312

Other Investment--10.1%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,743,000)			4,743,000 [g]	4,743,000

Total Investments (cost $50,190,966)			108.3%	50,874,895
Liabilities, Less Cash and Receivables			(8.3%)	(3,914,852)
Net Assets			100.0%	46,960,043

ADR - American Depository Receipts
a Non-income producing security.
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $893,301 or 1.9% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Purchased on a delayed delivery basis.
f Purchased on a forward commitment basis.
g Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $50,190,966. Net unrealized appreciation on investments was $683,929 of which $3,144,954 related to appreciated investment securities and $2,461,025 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	33,805,842		0

Level 2 - Other Significant Observable Inputs	17,069,053		0

Level 3 - Significant Unobservable Inputs	0		0

Total	50,874,895		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Founders Discovery Fund
March 31, 2008 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)

Aerospace & Defense--3.1%
AAR	62,430 a	1,702,466
ManTech International, Cl. A	71,620 a	3,248,683
Stanley	28,750 a	846,975
		5,798,124
Air Freight & Logistics--.8%
UTi Worldwide	75,450	1,515,036
Apparel Retail--.9%
J Crew Group	25,830 a	1,140,911
JoS. A. Bank Clothiers	30,920 a	633,860
		1,774,771
Apparel, Accessories & Luxury Goods--1.8%
American Apparel	87,200 a	824,040
True Religion Apparel	82,040 a	1,521,842
Volcom	49,980 a	1,010,096
		3,355,978
Application Software--3.4%
Informatica	53,550 a	913,563
InterVoice	52,260 a	415,990
Jack Henry & Associates	49,290	1,215,984
NetScout Systems	212,270 a	1,974,111
QAD	89,812	755,319
Ultimate Software Group	37,820 a	1,136,869
		6,411,836
Biotechnology--2.9%
Alnylam Pharmaceuticals	26,820 a	654,408
Applera - Celera Genomics Group	78,530 a	1,154,391
Enzon Pharmaceuticals	87,220 a	803,296
Indevus Pharmaceuticals	107,900 a	514,683
Regeneron Pharmaceuticals	45,120 a	865,853
Sangamo BioSciences	52,621 a	534,629
United Therapeutics	11,980 a	1,038,666
		5,565,926
Building Products--1.3%
Interface, Cl. A	177,370	2,492,048
Casinos & Gaming--.7%
WMS Industries	36,440 a	1,310,747
Communications Equipment--2.5%
Acme Packet	96,910 a	774,311
BigBand Networks	183,020 a	1,048,705
Foundry Networks	65,820 a	762,196
InterDigital	45,830 a	907,892
Polycom	55,560 a	1,252,322
		4,745,426
Computer Storage & Peripherals--1.1%
Emulex	131,130 a	2,129,551

Construction & Engineering--.7%
Quanta Services	58,430 a	1,353,823
Construction, Farm Machinery & Heavy Trucks--.6%
Bucyrus International, Cl. A	11,237	1,142,241
Consumer Finance--.2%
Cardtronics	67,680 a	471,730
Data Processing & Outsourced Services--3.9%
Broadridge Financial Solutions	116,140	2,044,064
Metavante Technologies	43,590 a	871,364
NeuStar, Cl. A	130,500 a	3,455,640
Wright Express	34,190 a	1,050,659
		7,421,727
Diversified Commercial & Professional Services--1.6%
Bright Horizons Family Solutions	39,090 a	1,682,434
Exponent	21,890 a	718,868
McGrath Rentcorp	25,860	623,485
		3,024,787
Diversified Metals & Mining--.3%
Horsehead Holding	56,620 a	655,660
Drug Retail--1.1%
Longs Drug Stores	47,770	2,028,314
Electrical Components & Equipment--.5%
IPG Photonics	58,800 a	922,572
Electronic Equipment Manufacturers--1.1%
FLIR Systems	68,110 a	2,049,430
Environmental & Facilities Services--.7%
Clean Harbors	20,100 a	1,306,500

Fertilizers & Agricultural Chemicals--.7%
American Vanguard	78,160	1,300,582
Food Retail--1.2%
Ruddick	62,060	2,287,532
General Merchandise Stores--1.3%
Dollar Tree	86,950 a	2,398,950
Health Care Distributors--.7%
PSS World Medical	80,420 a	1,339,797
Health Care Equipment--9.3%
Abiomed	33,510 a	440,321
CONMED	37,930 a	972,525
Hologic	40,932 a	2,275,819
Integra LifeSciences Holdings	44,950 a	1,953,976
Natus Medical	105,280 a	1,910,832
NuVasive	25,440 a	877,934
Omnicell	55,590 a	1,117,359
PerkinElmer	133,290	3,232,282
Thoratec	68,500 a	978,865
Volcano	52,880 a	661,000
Wright Medical Group	137,660 a	3,323,112
		17,744,025
Health Care Facilities--1.3%
Psychiatric Solutions	70,720 a	2,398,822
Health Care Services--2.7%

Amedisys	53,430 a	2,101,936
Pediatrix Medical Group	44,940 a	3,028,956
		5,130,892
Health Care Technology--1.0%
Allscripts Healthcare Solutions	101,910 a	1,051,711
Phase Forward	47,430 a	810,104
		1,861,815
Home Entertainment Software--1.0%
THQ	87,360 a	1,904,448
Industrial Machinery--1.5%
Actuant, Cl. A	71,310	2,154,275
Hurco Cos.	13,260 a	620,303
		2,774,578
Internet Software & Services--3.3%
Ariba	61,650 a	595,539
CMGI	42,310 a	561,031
Dice Holdings	56,010 a	499,049
Limelight Networks	150,610 a	487,976
SkillSoft, ADR	200,680 a	2,101,120
ValueClick	112,850 a	1,946,662
		6,191,377
IT Consulting & Other Services--4.3%
CACI International, Cl. A	45,310 a	2,063,871
Forrester Research	59,570 a	1,583,371
Investment Technology Group	81,700 a	3,772,906
Virtusa	81,620 a	796,611
		8,216,759
Leisure Products--1.3%
Polaris Industries	58,600	2,403,186
Life Sciences Tools & Services--2.6%
Bruker	96,180 a	1,480,210
Exelixis	33,600 a	233,520
Thermo Fisher Scientific	56,730 a	3,224,533
		4,938,263
Managed Health Care--.5%
Magellan Health Services	22,900 a	908,901
Movies & Entertainment--1.9%
Lions Gate Entertainment	297,890 a	2,904,428
Playboy Enterprises, Cl. B	80,590 a	671,315
		3,575,743
Multi-line Insurance--.7%
Arch Capital Group	18,390 a	1,262,841
Oil & Gas Equipment & Services--4.2%
Cal Dive International	98,730 a	1,024,817
Dril-Quip	62,060 a	2,883,928
Lufkin Industries	11,990	765,202
W-H Energy Services	49,280 a	3,392,928
		8,066,875
Oil & Gas Exploration & Production--6.0%
Berry Petroleum, Cl. A	41,270	1,918,642
Complete Production Services	96,290 a	2,208,893
Comstock Resources	75,770 a	3,053,531

GMX Resources	35,250 a	1,231,283
Penn Virginia	69,160	3,049,264
		11,461,613
Personal Products--3.4%
Alberto-Culver	82,180	2,252,554
Bare Escentuals	143,560 a	3,362,175
Nu Skin Enterprises, Cl. A	47,970	864,419
		6,479,148
Pharmaceuticals--1.8%
Covance	32,110 a	2,664,167
Sirtris Pharmaceuticals	51,340 a	666,907
		3,331,074
Precious Metals & Minerals--.9%
Minefinders	66,930 a	821,900
Silver Wheaton	58,640 a	910,679
		1,732,579
Property & Casualty Insurance--1.9%
Assured Guaranty	61,890	1,469,269
First Mercury Financial	35,630 a	620,318
RLI	29,270	1,450,914
		3,540,501
Publishing--.5%
Interactive Data	33,500	953,745
Reinsurance--.4%
Max Capital Group	28,230	739,344
Restaurants--1.7%
Panera Bread, Cl. A	22,210 a	930,377
Papa John's International	85,360 a	2,066,566
Texas Roadhouse, Cl. A	23,580 a	231,084
		3,228,027
Semiconductor Equipment--2.0%
Eagle Test Systems	90,210 a	947,205
ON Semiconductor	341,150 a	1,937,732
Teradyne	75,730 a	940,567
		3,825,504
Semiconductors--2.1%
Microsemi	67,500 a	1,539,000
PMC-Sierra	259,940 a	1,481,658
Standard Microsystems	34,820 a	1,016,048
		4,036,706
Soft Drinks--.9%
Hansen Natural	47,670 a	1,682,751
Specialty Chemicals--1.4%
H.B. Fuller	78,060	1,593,205
OM Group	18,060 a	984,992
		2,578,197
Specialty Stores--.9%
Tractor Supply	20,180 a	797,514
Ulta Salon, Cosmetics & Fragrance	70,400 a	988,416
		1,785,930
Systems Software--.6%
TIBCO Software	152,180 a	1,086,565

Technology Distributors--.5%
Mellanox Technologies	71,760 a	999,617
Trading Companies & Distributors--1.1%
MSC Industrial Direct, Cl. A	47,290	1,998,003
Trucking--.5%
Landstar System	18,780	979,565
Total Common Stocks
(cost $184,456,728)		180,620,482

Exchange Traded Funds --0.7%

iShares Russell 2000 Growth Index
Fund	19,050	1,380,173
(cost $1,367,179)
Other Investment--2.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,417,000)	4,417,000 [b]	4,417,000

Total Investments (cost $190,240,907)	98.3%	186,417,655
Cash and Receivables (Net)	1.7%	3,200,459
Net Assets	100.0%	189,618,114

ADR - American Depository Receipts a Non-income producing security. b Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $190,240,907. Net unrealized depreciation on investments was $3,823,252 of which $9,455,287 related to appreciated investment securities and $13,278,539 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	186,417,655		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	186,417,655		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Founders Equity Growth Fund
March 31, 2008 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)

Advertising--1.0%
Omnicom Group	110,386	4,876,854
Air Freight & Logistics--.7%
FedEx	37,777	3,500,795
Apparel Retail--2.3%
Gap	564,178	11,103,023
Apparel, Accessories & Luxury Goods--.7%
Coach	117,440 a	3,540,816
Asset Management & Custody Banks--1.9%
Janus Capital Group	175,750	4,089,703
State Street	60,014	4,741,106
		8,830,809
Automotive Retail--.8%
Advance Auto Parts	104,978	3,574,501
Biotechnology--3.8%
Amylin Pharmaceuticals	93,767 a	2,738,934
Genentech	93,794 a	7,614,197
Gilead Sciences	152,780 a	7,872,753
		18,225,884
Broadcasting & Cable TV--.5%
Discovery Holding, Cl. A	116,072 a	2,463,048
Communications Equipment--5.6%
Cisco Systems	385,095 a	9,276,939
Corning	194,225	4,669,169
Juniper Networks	144,371 a	3,609,275
Nokia, ADR	136,385	4,341,135
QUALCOMM	117,223	4,806,143
		26,702,661
Computer & Electronics Retail--.4%
Best Buy	44,965	1,864,249
Computer Hardware--2.0%
Apple	66,881 a	9,597,424
Computer Storage & Peripherals--1.2%
EMC	394,773 a	5,661,045
Construction, Farm Machinery & Heavy Trucks--.8%
Deere & Co.	44,929	3,614,089
Data Processing & Outsourced Services--.2%
Visa, Cl. A	13,670 a	852,461
Department Stores--.6%
Nordstrom	83,595	2,725,197
Diversified Metals & Mining--1.0%
Freeport-McMoRan Copper & Gold	49,101	4,724,498
Educational Services--1.0%
DeVry	118,461	4,956,408
Electronic Equipment Manufacturers--1.9%
Agilent Technologies	309,482 a	9,231,848
Environmental & Facilities Services--1.7%
Waste Management	242,280	8,130,917
Fertilizers & Agricultural Chemicals--1.5%
Monsanto	35,678	3,978,097
Potash of Saskatchewan	21,787	3,381,560
		7,359,657
Food Retail--1.7%

Whole Foods Market	249,158	8,214,739
Health Care Equipment--.6%
Medtronic	56,184	2,717,620
Home Entertainment Software--2.5%
Electronic Arts	240,238 a	11,992,681
Home Improvement Retail--1.0%
Home Depot	161,988	4,530,804
Household Products--2.1%
Colgate-Palmolive	64,265	5,006,886
Procter & Gamble	68,703	4,814,019
		9,820,905
Hypermarkets & Super Centers--3.1%
Wal-Mart Stores	277,121	14,598,734
Industrial Conglomerates--1.9%
General Electric	244,803	9,060,159
Industrial Machinery--.8%
Dover	90,752	3,791,619
Integrated Oil & Gas--4.2%
Chevron	64,253	5,484,636
Exxon Mobil	169,058	14,298,926
		19,783,562
Integrated Telecommunication--1.6%
Verizon Communications	210,468	7,671,559
Internet Retail--2.0%
Amazon.com	43,904 a	3,130,355
eBay	85,841 a	2,561,495
Expedia	167,237 a	3,660,818
		9,352,668
Internet Software & Services--2.4%
Akamai Technologies	150,090 a	4,226,534
Google, Cl. A	16,501 a	7,268,196
		11,494,730
Investment Banking & Brokerage--2.2%
Charles Schwab	454,275	8,553,998
Goldman Sachs Group	12,686	2,098,138
		10,652,136
IT Consulting & Other Services--.8%
Accenture, Cl. A	111,873	3,934,573
Leisure Facilities--.7%
Royal Caribbean Cruises	105,873	3,483,222
Life & Health Insurance--1.7%
Unum Group	371,429	8,175,152
Life Sciences Tools & Services--3.8%
Pharmaceutical Product Development	189,115	7,923,919
Thermo Fisher Scientific	177,920 a	10,112,973
		18,036,892
Movies & Entertainment--.8%
Walt Disney	120,593	3,784,208
Multi-line Insurance--1.2%
Assurant	96,676	5,883,701
Oil & Gas Equipment & Services--1.8%
Halliburton	178,728	7,029,372
Schlumberger	17,334	1,508,058
		8,537,430
Oil & Gas Exploration & Production--1.2%
Ultra Petroleum	72,434 a	5,613,635
Oil & Gas Refining & Marketing--.5%
Sunoco	42,420	2,225,777
Packaged Foods & Meats--2.3%

Dean Foods	214,767	4,314,669
Kraft Foods, Cl. A	216,610	6,717,076
		11,031,745
Personal Products--3.3%
Avon Products	285,122	11,273,724
Estee Lauder, Cl. A	96,080	4,405,268
		15,678,992
Pharmaceuticals--4.4%
Allergan	96,037	5,415,526
Johnson & Johnson	64,660	4,194,494
Merck & Co.	159,649	6,058,680
Wyeth	127,040	5,305,190
		20,973,890
Railroads--.8%
Union Pacific	28,477	3,570,446
Restaurants--.7%
Starbucks	187,504 a	3,281,320
Semiconductor Equipment--2.2%
Altera	128,785	2,373,508
KLA-Tencor	75,167	2,788,696
MEMC Electronic Materials	72,180 a	5,117,562
		10,279,766
Semiconductors--3.5%
Intel	342,473	7,253,578
Marvell Technology Group	236,232 a	2,570,204
NVIDIA	166,217 a	3,289,434
Texas Instruments	124,457	3,518,399
		16,631,615
Steel--.9%
Allegheny Technologies	59,230	4,226,653
Systems Software--7.4%
Adobe Systems	116,796 a	4,156,770
CA	106,659	2,399,828
Microsoft	831,077	23,585,965
Oracle	258,703 a	5,060,231
		35,202,794
Tobacco--1.9%
Altria Group	122,137	2,711,441
Philip Morris International	122,137 a	6,177,689
		8,889,130
Total Common Stocks
(cost $452,117,432)		454,659,041

Exchange Traded Funds --1.9%

iShares Russell 1000 Growth Index
Fund	37,666	2,050,537
Powershares QQQ	44,914	1,963,640
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	37,042	4,888,433
(cost $8,723,240)		8,902,610

Other Investment--1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,892,000)	6,892,000 [b]	6,892,000
Total Investments (cost $467,732,672)	99.0%	470,453,651
Cash and Receivables (Net)	1.0%	4,641,775
Net Assets	100.0%	475,095,426

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $467,732,672. Net unrealized appreciation on investments was $2,720,979 of which $38,189,347 related to appreciated investment securities and $35,468,368 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	470,453,651		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	470,453,651		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Founders Mid-Cap Growth Fund
March 31, 2008 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Aerospace & Defense--7.1%
Alliant Techsystems	65,000 a	6,729,450
BE Aerospace	93,000 a	3,250,350
Goodrich	46,000	2,645,460
L-3 Communications Holdings	60,000	6,560,400
		19,185,660
Apparel Retail--2.8%
Gap	393,000	7,734,240
Apparel, Accessories & Luxury Goods--3.4%
Coach	224,000 a	6,753,600
Gildan Activewear	70,200 a	2,622,671
		9,376,271
Asset Management & Custody Banks--4.2%
Janus Capital Group	328,000	7,632,560
Northern Trust	58,000	3,855,260
		11,487,820
Auto Parts & Equipment--.8%
BorgWarner	49,000	2,108,470
Automotive Retail--2.6%
Advance Auto Parts	206,000	7,014,300
Biotechnology--3.2%
Alexion Pharmaceuticals	25,000 a	1,482,500
BioMarin Pharmaceutical	206,000 a	7,286,220
		8,768,720
Broadcasting & Cable TV--1.2%
Discovery Holding, Cl. A	156,000 a	3,310,320

Commodity Chemicals--2.2%
Celanese, Ser. A	153,000	5,974,650
Computer & Electronics Retail--.8%
GameStop, Cl. A	42,000 a	2,171,820
Computer Hardware--1.2%
NCR	149,000 a	3,401,670
Construction & Engineering--1.2%
Foster Wheeler	59,000 a	3,340,580
Construction, Farm Machinery & Heavy Trucks--.7%
Cummins	42,000	1,966,440
Data Processing & Outsourced Services--3.6%
Fiserv	72,000 a	3,462,480
Metavante Technologies	261,000 a	5,217,390
NeuStar, Cl. A	43,000 a	1,138,640
		9,818,510
Electrical Components & Equipment --.5%
Cooper Industries, Cl. A	35,000	1,405,250
Electronic Equipment Manufacturers--.4%
Dolby Laboratories, Cl. A	33,000 a	1,196,580
Electronic Manufacturing Services--.5%
Trimble Navigation	49,000 a	1,400,910
Fertilizers & Agricultural Chemicals--.3%
Mosaic	7,000 a	718,200
Gas Utilities --1.4%
Questar	69,000	3,902,640

Health Care Equipment--3.0%
Covidien	103,000	4,557,750
Masimo	113,000 a	2,938,000
Varian Medical Systems	14,000 a	655,760
		8,151,510
Health Care Services--3.2%
HMS Holdings	133,000 a	3,797,150
Pediatrix Medical Group	71,000 a	4,785,400
		8,582,550
Home Entertainment Software--1.6%
Electronic Arts	88,000 a	4,392,960
Household Products--.7%
Energizer Holdings	22,000 a	1,990,560
Industrial Machinery--2.4%
Middleby	104,000 a	6,488,560
Internet Software & Services--1.4%
Akamai Technologies	139,000 a	3,914,240
Leisure Facilities--1.4%
Royal Caribbean Cruises	112,000	3,684,800
Leisure Products--1.6%
Polaris Industries	106,000	4,347,060
Life Sciences Tools & Services--5.7%
MDS	424,600 a	8,271,208
Pharmaceutical Product Development	168,000	7,039,200
		15,310,408
Marine Ports & Services --.8%
Manitowoc	52,000	2,121,600
Metal & Glass Containers--2.4%
Owens-Illinois	115,000 a	6,489,450
Multi-line Insurance--4.5%
Assurant	201,000	12,232,860
Oil & Gas Drilling --3.3%
Diamond Offshore Drilling	38,000	4,423,200
Noble	93,000	4,619,310
		9,042,510
Oil & Gas Equipment & Services--5.0%
Cameron International	97,000 a	4,039,080
National Oilwell Varco	54,000 a	3,152,520
Weatherford International	84,000 a	6,087,480
		13,279,080
Oil & Gas Exploration & Production--3.1%
Chesapeake Energy	78,000	3,599,700
Denbury Resources	169,000 a	4,824,950
		8,424,650
Packaged Foods & Meats--1.8%
Cadbury Schweppes, ADR	65,000	2,874,300
Dean Foods	103,000	2,069,270
		4,943,570
Personal Products--.7%
Estee Lauder, Cl. A	44,000	2,017,400
Pharmaceuticals--1.9%
Alpharma, Cl. A	142,000 a	3,721,820
Forest Laboratories	34,000 a	1,360,340
		5,082,160
Property & Casualty Insurance--2.0%
Employers Holdings	296,100	5,489,694
Semiconductor Equipment--2.9%
ASML Holding (NY Shares)	95,111	2,359,704
MEMC Electronic Materials	78,000 a	5,530,200

		7,889,904
Semiconductors--3.2%
Broadcom, Cl. A	99,000 a	1,907,730
Microsemi	172,000 a	3,921,600
NVIDIA	145,500 a	2,879,445
		8,708,775
Steel--1.1%
Allegheny Technologies	43,500	3,104,160
Systems Software--2.9%
BMC Software	63,000 a	2,048,760
McAfee	178,000 a	5,890,020
		7,938,780
Wireless Telecommunication Services--2.7%
American Tower, Cl. A	120,050 a	4,707,161
NII Holdings	87,000 a	2,764,860
		7,472,021
Total Common Stocks
(cost $269,630,834)		265,382,313

Other Investment--1.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,048,000)	5,048,000 [b]	5,048,000
Total Investments (cost $274,678,834)	99.3%	270,430,313
Cash and Receivables (Net)	.7%	1,833,602
Net Assets	100.0%	272,263,915

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $274,678,834. Net unrealized depreciation on investments was $4,248,521 of which $15,001,774 related to appreciated investment securities and $19,250,295 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	270,430,313		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	270,430,313		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Founders Passport Fund
March 31, 2008 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)

Australia--4.8%
Ansell	19,200	204,026
Australian Worldwide Exploration	96,761 a	312,089
Beach Petroleum	236,134	272,931
Computershare	65,878	526,687
Flight Centre	16,692	323,027
Incitec Pivot	5,204	671,154
Just Group	120,805	437,103
Pan Australian Resources	353,154 a	337,198
Sims Group	20,580	558,478
		3,642,693
Belgium--1.6%
Colruyt	1,513	389,314
EVS Broadcast Equipment	4,046	434,638
Tessenderlo Chemie	8,185	371,993
		1,195,945
Canada--7.7%
Astral Media	11,400	433,138
Canadian Western Bank	11,700	293,697
Cogeco Cable	12,010	421,204
Crescent Point Energy Trust	17,362	484,214
Emera	19,600	401,855
Gerdau Ameristeel	23,100	326,634
Industrial Alliance Insurance and Financial Services	6,100	225,169
Laurentian Bank of Canada	11,300	468,539
Major Drilling Group International	6,400 a	333,658
Northbridge Financial	7,700	246,112
Oilexco	23,000 a	301,004
Petrobank Energy & Resources	4,400 a	200,234
Rothmans	13,033	331,858
Sherritt International	43,091	609,707
Thompson Creek Metals	16,083 a	293,700
Westjet Airlines	25,100 a	442,711
		5,813,434
Denmark--.9%
D/S Norden	2,661	295,804
Sydbank	10,500	381,844
		677,648
Finland--2.0%
Elisa	7,916	197,691
Konecranes	10,270	395,580
Nokian Renkaat	8,110	345,668
Pohjola Bank	14,450	272,134
Wartsila	4,970	335,402
		1,546,475
France--7.8%
Arkema	4,320 a	241,550
Cap Gemini	7,525	428,476
CNP Assurances	5,030	619,986
Eramet	688	555,237
International Metal Service	7,713	306,100
Ipsen	8,694	493,530
Ipsos	8,300	257,725

Publicis Groupe	10,310	393,866
Rallye	6,941	439,271
Scor	10,450	249,426
SEB	1,790	327,132
Teleperformance	17,525	651,789
Unibail-Rodamco	2,590	666,481
Wendel	2,542	319,099
		5,949,668
Germany--7.6%
Continental	3,768	384,194
Demag Cranes	12,339	563,316
Deutsche Boerse	3,060	492,860
Deutsche Euroshop	8,740	366,725
Deutsche Lufthansa	9,671	261,519
Hannover Rueckversicherung	6,050	315,360
KUKA	14,189	487,399
Lanxess	12,180	488,954
MAN	3,410	452,930
Morphosys	3,312 a	205,213
Salzgitter	2,326	404,600
Stada Arzneimittel	6,400	464,843
Tognum	20,482	449,106
Wincor Nixdorf	5,730 a	458,603
		5,795,622
Greece--2.4%
Alapis Holding Industrial	85,895	294,240
Folli-Follie	15,260	510,217
Hellenic Exchanges	13,000	308,649
Intralot	21,000	375,929
Sarantis	18,880	354,669
		1,843,704
Hong Kong--2.5%
Neo-China Land Group Holdings	493,500	322,769
Vtech Holdings	54,000	261,937
Wing Hang Bank	39,500	600,438
Wing Lung Bank	38,600	673,060
		1,858,204
Ireland--2.3%
DCC	9,949	235,112
Greencore Group	51,820	305,945
IAWS Group	17,350	407,820
Kerry Group, Cl. A	15,580	485,991
Paddy Power	8,428	311,591
		1,746,459
Italy--4.5%
A2A	68,860	255,452
Banca Popolare di Milano	17,340	191,338
Benetton Group	18,170	259,584
Brembo	28,100	406,238
Buzzi Unicem	11,105	275,964
Fondiaria-SAI	8,440	352,538
Milano Assicurazioni	48,370	326,045
Prysmian	23,750	509,890
Recordati	37,630	280,976
Terna Rete Elettrica Nazionale	125,752	538,466
		3,396,491
Japan--15.5%
Air Water	34,800	332,775

Chugoku Marine Paints	30,000	209,813
DON Quijote	23,200	421,353
Foster Electric	15,900	322,276
Hisamitsu Pharmaceutical	13,500	491,722
Hitachi Capital	21,700	261,288
Hitachi Kokusai Electric	21,193	218,820
Hogy Medical	4,700	241,933
Hudson Soft	15,000	251,656
Juki	56,800	210,307
K's Holdings	14,100	281,406
Keihin	14,400	208,067
Kintetsu World Express	9,000	209,512
Koito Manufacturing	27,000	370,891
Kuroda Electric	15,200	200,562
Micronics Japan	6,500	208,057
Mitsubishi UFJ Lease & Finance	9,050	315,106
Mitsumi Electric	6,600	208,609
Nihon Kohden	15,800	361,469
Nippon Denko	30,000	286,574
Nippon Sheet Glass	43,000	190,277
Nippon Synthetic Chemical Industry	92,900	681,416
Nissan Chemical Industries	23,000	242,324
Nissin Kogyo	23,600	417,487
NS Solutions	9,700	240,407
NSD	28,400	413,775
O-M	27,000	204,545
Shima Seiki Manufacturing	12,400	579,811
Tadano	37,000	371,262
TIS	17,400	352,679
Toho Pharmaceutical	19,500	497,968
Tokai Rika	18,500	483,569
Toyo Engineering	54,000	208,609
TS Tech	12,400	226,948
Ube Industries	67,000	217,148
Yamaguchi Financial Group	48,000	543,769
Zappallas	75	230,283
		11,714,473
Luxembourg--.3%
Millicom International Cellular	2,100 a	198,555
Netherlands--3.9%
AerCap Holdings	11,800 a	207,444
Arcadis	4,010	241,814
Core Laboratories	2,750 a	328,075
Fugro	6,890	535,020
Koninklijke BAM Groep	29,729	700,671
Nutreco Holdings	5,900	453,581
OPG Groep	7,500	212,046
SNS Reaal	14,616	296,487
		2,975,138
Singapore--.9%
Singapore Petroleum	81,000	397,907
Wing Tai Holdings	164,800	262,272
		660,179
South Korea--2.5%
CJ Internet	13,730	246,144
Dongbu Insurance	7,220	277,103
Forhuman	285 a	5,615
Honam Petrochemical	3,030	246,966

Hyundai Marine & Fire Insurance	11,830	249,719
Korea Zinc	1,687	203,612
Pusan Bank	29,880	374,217
SFA Engineering	4,813	318,404
		1,921,780
Spain--3.4%
Laboratorios Almirall	20,491 a	417,926
Mapfre	106,700	535,631
Solaria Energia y Medio Ambiente	18,518 a	347,576
Tubacex	36,410	402,914
Union Fenosa	13,310	894,449
		2,598,496
Sweden--2.8%
Castellum	27,900	340,530
NCC, Cl. B	19,300	562,104
Peab	51,300	546,250
SAAB, Cl. B	20,900	527,778
Trelleborg, Cl. B	8,800	175,556
		2,152,218
Switzerland--6.2%
Galenica	658	218,196
Holcim	8,050	845,619
Kaba Holding, Cl. B	1,621	547,326
Kuoni Reisen Holding	1,060	588,770
Lonza Group	2,451	325,105
PSP Swiss Property	6,540 a	441,643
Sika	296	581,327
Swatch Group	2,124	567,955
Syngenta	1,968	576,783
		4,692,724
United Kingdom--17.7%
Aggreko	31,800	407,336
Amlin	54,800	293,597
Ashmore Group	109,708	611,245
Aveva Group	20,410	449,366
Balfour Beatty	61,800	573,115
Beazley Group	127,250	402,762
Cable & Wireless	110,560	326,680
Cattles	46,660	215,592
Charter	26,410 a	445,469
Cookson Group	36,610	478,328
Croda International	26,700	351,281
Dairy Crest Group	47,700	443,937
Dana Petroleum	20,702 a	517,211
De La Rue	19,732	347,601
DS Smith	74,250	230,590
Greene King	28,980	322,769
Hays	145,130	324,069
Inchcape	54,620	437,346
Informa	48,580	302,019
Interserve	62,278	596,605
Jardine Lloyd Thompson Group	36,098	264,906
John Wood Group	44,255	355,152
McBride	118,580	247,076
N. Brown Group	74,669	360,802
Next	15,672	354,224
Petrofac	27,120	301,913
Premier Oil	7,890 a	216,672

QinetiQ	114,130	437,106
Southern Cross Healthcare	22,060	164,160
Speedy Hire	10,681	161,297
Spirent Communications	284,500 a	358,497
Stagecoach Group	66,692	320,016
Thomas Cook Group	95,090	547,221
Tullet Prebon	34,097	326,482
United Business Media	29,766	318,375
Vedanta Resources	6,372	265,031
WSP Group	24,560	294,858
		13,370,706
Total Common Stocks
(cost $72,189,084)		73,750,612

Preferred Stocks--1.2%

Germany
Fresenius	8,070	672,001
Jungheinrich	7,045	255,790
Total Preferred Stocks
(cost $686,402)		927,791

Total Investments (cost $72,875,486)	98.5%	74,678,403
Cash and Receivables (Net)	1.5%	1,160,594
Net Assets	100.0%	75,838,997

a Non-income producing security.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $72,875,486. Net unrealized appreciation on investments was $1,802,917 of which $7,348,137 related to appreciated investment securities and $5,545,220 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2008 ($)

Buys:
Japanese Yen,
Expiring 04/01/2008	20,310,903	203,028	203,802	774
Sells:
Euro,
Expiring 04/01/2008	(14,055)	22,163	(22,187)	(24)
Hong Kong Dollar,
Expiring 03/31/2008	(1,839,420)	236,355	236,356	(2)

Total				748

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	74,355,634		0

Level 2 - Other Significant Observable Inputs	0		748

Level 3 - Significant Unobservable Inputs	322,769		0

Total	74,678,403		748

* Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)

Balance as of 12/31/2007	0

Realized gain (loss)	0

Change in unrealized appreciation	386
(depreciation)

Net purchases (sales)	0

Transfers in and/or out of Level 3	322,383

Balance as of 3/31/2008	322,769

STATEMENT OF INVESTMENTS
Dreyfus Founders Worldwide Growth Fund
March 31, 2008 (Unaudited)

Common Stocks--95.2%	Shares	Value ($)

Australia--2.1%
BHP Billiton	23,642	773,558
Computershare	27,832	222,514
Sonic Healthcare	9,590	120,483
		1,116,555
Austria--.3%
OMV	2,040	134,804
Belgium--1.3%
Colruyt	1,080	277,898
InBev	4,346	382,411
		660,309
Canada--3.7%
Addax Petroleum	2,900	115,158
Barrick Gold	5,930	259,344
Bombardier, Cl. B	32,920 a	175,475
EnCana	5,540	422,167
Fairfax Financial Holdings	520	149,292
First Quantum Minerals	2,526	204,896
Potash of Saskatchewan	1,820	282,482
Research In Motion	1,750 a	196,947
Sherritt International	8,626	122,052
		1,927,813
Denmark--.5%
Carlsberg, Cl. B	1,974	252,455
Finland--1.0%
Nokia	17,390	550,138
France--3.1%
Alstom	614	133,099
AXA	5,660	205,414
BNP Paribas	1,704	171,861
Cap Gemini	2,580	146,906
Gaz de France	5,184	312,937
Lafarge	1,753	304,845
Total	4,548	337,724
		1,612,786
Germany--4.6%
BASF	3,011	405,494
Bayer	3,200	256,416
Bayerische Motoren Werke	4,330	239,169
Daimler	1,503	128,479
E.ON	1,760	325,789
Linde	1,181	166,839
MAN	1,960	260,335
Merck	1,507	185,725
RWE	1,140	140,118
Salzgitter	1,020	177,426

Wincor Nixdorf	1,740	139,262
		2,425,052
Greece--.5%
Coca-Cola Hellenic Bottling	5,080	236,570
Hong Kong--.7%
Esprit Holdings	20,100	241,229
Hang Seng Bank	7,300	132,166
		373,395
Ireland--.7%
Allied Irish Banks	5,420	115,507
Kerry Group, Cl. A	7,830	244,243
		359,750
Italy--.8%
ENI	7,213	245,379
Prysmian	8,720	187,210
		432,589
Japan--9.2%
Aisin Seiki	4,200	156,773
Canon	3,800	175,015
Gunma Bank	20,000	143,086
INPEX Holdings	13	144,792
Kobe Steel	44,200	125,956
Konami	3,500	131,698
Marubeni	32,000	233,113
Mitsubishi	8,900	268,804
Mitsubishi Electric	24,000	207,586
Mitsui & Co.	20,000	405,378
Nikon	11,000	293,046
Nintendo	1,300	670,480
Nippon Sheet Glass	35,000	154,877
Nippon Yusen	17,700	166,237
Shizuoka Bank	12,700	149,989
Sony	5,000	199,177
Sumitomo Electric Industries	13,000	164,620
Sumitomo Metal Mining	9,000	167,520
Takeda Pharmaceutical	4,400	220,309
Terumo	3,800	198,274
Toshiba	30,000	200,482
Toyota Motor	4,900	244,361
		4,821,573
Netherlands--1.8%
European Aeronautic Defence and Space	5,704	135,156
ING Groep	12,622	472,625
Koninklijke BAM Groep	6,026	142,024
Koninklijke Philips Electronics	5,260	201,193
		950,998
Norway--.8%
Norsk Hydro	10,880	158,595
Telenor	7,480	143,273
Yara International	2,300	133,067
		434,935
Singapore--.3%

Singapore Press Holdings	54,100	180,844
Spain--2.1%
ACS-Actividades de Construccion y Servicios	2,920	166,266
Banco Santander	7,313	145,690
Telefonica	22,720	652,760
Union Fenosa	2,100	141,123
		1,105,839
Sweden--.8%
Alfa Laval	3,050	185,362
NCC, Cl. B	7,300	212,609
		397,971
Switzerland--5.1%
ABB	7,520	201,917
Baloise Holding	2,093	208,056
Holcim	2,801	294,233
Lonza Group	963	127,734
Nestle	1,714	856,655
Novartis	4,692	240,531
Roche Holding	3,039	572,051
Swatch Group	680	181,831
		2,683,008
United Kingdom--9.2%
Amlin	33,091	177,289
AstraZeneca	4,519	168,948
Aveva Group	10,009	220,368
British American Tobacco	14,309	532,751
Charter	9,570 a	161,421
Dana Petroleum	5,500 a	137,410
De La Rue	8,430	148,504
Greene King	11,460	127,638
HBOS	13,023	142,641
Land Securities Group	5,948	178,111
National Grid	9,120	125,146
Next	5,290	119,566
Prudential	11,360	150,022
Royal Dutch Shell, Cl. B	5,130	172,653
Schroders	5,080	94,035
Scottish & Southern Energy	6,940	193,355
Shire	15,160	293,277
Thomas Cook Group	21,540	123,958
Tullet Prebon	17,020	162,968
Unilever	13,850	466,953
Vodafone Group	76,860	230,154
William Morrison Supermarkets	32,278	175,430
WPP Group	15,300	182,469
Xstrata	4,596	321,673
		4,806,740
United States--46.6%
Adobe Systems	12,160 a	432,774
Advance Auto Parts	11,680	397,704
Agilent Technologies	13,353 a	398,320
Akamai Technologies	10,205 a	287,373

Allegheny Technologies	5,599	399,545
Altria Group	3,568	79,210
Amazon.com	4,612 a	328,836
Amylin Pharmaceuticals	10,504 a	306,822
Apple	5,325 a	764,138
Assurant	10,116	615,660
Avon Products	18,386	726,982
Best Buy	5,003	207,424
CA	11,911	267,997
Chevron	5,717	488,003
Dean Foods	23,094	463,958
Deere & Co.	4,205	338,250
DeVry	12,379	517,937
Dover	9,598	401,004
Electronic Arts	10,768 a	537,539
EMC	42,433 a	608,489
Estee Lauder, Cl. A	7,004	321,133
Expedia	17,498 a	383,031
Exxon Mobil	7,231	611,598
FedEx	2,011	186,359
Freeport-McMoRan Copper & Gold	2,983	287,024
Gap	60,733	1,195,225
Genentech	4,608 a	374,077
General Electric	11,588	428,872
Gilead Sciences	6,249 a	322,011
Google, Cl. A	537 a	236,532
Halliburton	2,500	98,325
Home Depot	9,504	265,827
Janus Capital Group	14,200	330,434
Juniper Networks	15,235 a	380,875
KLA-Tencor	8,088	300,065
Kraft Foods, Cl. A	22,712	704,299
Medtronic	5,892	284,996
MEMC Electronic Materials	6,720 a	476,448
Merck & Co.	10,777	408,987
Microsoft	21,622	613,632
Monsanto	2,575	287,113
NVIDIA	18,310 a	362,355
Oracle	14,378 a	281,234
Pharmaceutical Product Development	7,379	309,180
Philip Morris International	3,568 a	180,469
QUALCOMM	13,084	536,444
Royal Caribbean Cruises	11,264	370,586
Schlumberger	2,009	174,783
Starbucks	19,755 a	345,712
Sunoco	4,448	233,387
Thermo Fisher Scientific	15,726 a	893,866
Union Pacific	2,194	275,084
Unum Group	40,596	893,518
Verizon Communications	7,302	266,158
Visa, Cl. A	1,505 a	93,852
Wal-Mart Stores	16,801	885,077

Whole Foods Market	26,303	867,210
Wyeth	9,829	410,459
		24,444,202
Total Common Stocks
(cost $49,120,137)		49,908,326

Exchange Traded Funds --3.1%

iShares MSCI EAFE Index Fund	10,830	778,677
Standard & Poor's Depository Receipts (Tr. Ser. 1)	6,331	835,502
(cost $1,628,197)		1,614,179

Preferred Stocks--.5%	Shares	Value ($)

Germany
Fresenius
(cost $200,700)	3,453	287,537
Total Investments (cost $50,949,034)	98.8%	51,810,042
Cash and Receivables (Net)	1.2%	621,163
Net Assets	100.0%	52,431,205
a Non-income producing security.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $50,949,034. Net unrealized appreciation on investments was $861,008 of which $4,924,415 related to appreciated investment securities and $4,063,407 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At March 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 3/31/2008 ($)

Sales:
Australian Dollar, expiring 4/2/2008	21,739	19,826	19,863	(37)
Swiss Franc, expiring 4/1/2008	35,372	35,556	35,625	(69)
Euro, expiring 4/2/2008	16,707	26,395	26,374	22
British Pound, expiring 4/1/2008	13,208	26,363	26,210	153
British Pound, expiring 4/2/2008	7,930	15,747	15,736	11
Norwegian Krone, expiring 4/1/2008	73,556	14,457	14,450	6
Total				86

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	51,810,042		0

Level 2 - Other Significant Observable Inputs	0		86

Level 3 - Significant Unobservable Inputs	0		0

Total	51,810,042		86

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2008, there was no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:	/s/J. David Officer
J. David Officer, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer, Principal Executive Officer

Date:	May 29, 2008

By:	/s/Steven M. Anderson
Steven M. Anderson, Principal Financial Officer

Date:	May 29, 2008

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